Financial assets and other receivables - Factoring of trade receivables (Details) € in Thousands, $ in Thousands				12 Months Ended
	Oct. 02, 2020 USD ($)	Oct. 02, 2020 EUR (€)	Feb. 06, 2020 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure of financial assets [line items]
Repaid				$ 671,467	$ 235,296	$ 329,501	[1]
Borrowings				98,967	107,607
Accounts receivables				385,613	247,792
Finance costs				149,189	66,968	$ 63,225
Securitizations
Disclosure of financial assets [line items]
Upfront Cash Consideration			$ 150,000
Senior loan commitments			$ 2,808
Factoring of receivables
Disclosure of financial assets [line items]
Upfront Cash Consideration	$ 48,800			659,083	169,105
Cash consideration advanced for the financing facility | €		€ 60,000
Percentage of accounts receivable	10.00%	10.00%
Percentage of annual agent fee	0.15%	0.15%
Percentage of financing commission	1.00%	1.00%
Repaid				640,168	95,800
Borrowings				93,090	74,844
Bad debt losses | €		€ 5,000
Accounts receivables				115,684	89,154
Finance costs				$ 3,202	$ 916

[1]	While in periods prior to 2020 Ferroglobe presented interest paid as cash flows from operating activities, in 2020 management deemded interest paid as among activities that alter the borrowing structure of the Company and therefore are most appropriately presented as among financing activities. This change allows for a fairer presentation of cash flow to users of the financial statements.